Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Summary of Option Activities

The following table summarizes the Company’s share option activities for the year ended December 31, 2022 pursuant to the Second A&R 2020 Share Incentive Plan (referred to as the A&R 2020 Share Incentive Plan prior to amendment in June 2022):

	Number of Options	Weighted Average Exercise Price per Option	Weighted Average Grant Date Fair Value per Option	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	US$	Years	US$ (in thousands)
Share options outstanding as of December 31, 2021	384,467,623	0.2099	0.2676	8.28	126,484
Granted	170,870,383	0.1092	0.1346
Forfeited	(49,460,587)	0.2525	0.3585
Exercised	(5,892,122)	0.0451	0.0108
Share options outstanding as of December 31, 2022	499,985,297	0.1732	0.2162	7.99	21,612
Vested and expected to vest as of December 31, 2022	499,985,297	0.1732	0.2162	7.99	21,612
Exercisable as of December 31, 2022	142,826,927	0.1201	0.0897	5.50	9,108

Summary of Assumptions Used to Value the Share Options

The Group uses the binomial tree option pricing model to estimate the fair value of share options with the assistance of an independent third-party valuation firm. The assumptions used to value the share options were as follows:

	For the year ended December 31,
	2020	2021	2022
Fair value of ordinary shares (US$)	4.78	4.78-15.78	1.75-10.78
Risk-free interest rate (%)	0.66-0.88	0.93-1.71	1.52-4.10
Expected volatility (%)	47-48	48	48-55
Expected dividend yield	—	—	—
Life of option	10	10	10
Exercise multiple	2.5	2.5	2.5
Post-vesting forfeiture rate	—	—	—

Summary of Recognized Share Based Compensation Expenses

For the above-mentioned incentive plans and awards, the Group recognized aggregate share-based compensation expenses for the years ended December 31, 2020, 2021 and 2022 as follows:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(in thousands)
Fulfillment expenses	1,974	32,673	45,979	6,666
Sales and marketing expenses	532	6,927	8,138	1,180
Product development expenses	4,370	42,666	113,965	16,524
General and administrative expenses	146,234	233,096	67,794	9,829
Total.	153,110	315,362	235,876	34,199